May 4, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus BASIC U.S. Mortgage Securities Fund
 1933 Act File No.: 33-12660
 1940 Act File No.: 811-5074
 CIK No.: 00000811789

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 42 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2012.

Please address any comments or questions to my attention at 212-922-6852.

Sincerely,

/s/ Omar Guerrero
Omar Guerrero
Paralegal